SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Revenues, net of interest expense	$ 17,917	$ 13,703	$ 18,387	$ 19,121	$ 16,918	$ 20,551	$ 20,372	$ 19,490	$ 69,128		$ 77,331		$ 85,776
Operating expenses	13,709	12,092	11,994	12,179	13,053	12,284	12,758	12,155	49,974	[1]	50,250	[1]	46,851	[1]
Provisions for credit losses and for benefits and claims	3,113	2,620	2,696	2,900	2,748	3,238	3,275	3,098	11,329		12,359		25,809
Income (loss) from continuing operations before income taxes	1,095	(1,009)	3,697	4,042	1,117	5,029	4,339	4,237	7,825		14,722		13,116
Income taxes (benefits)	(214)	(1,494)	718	997	105	1,286	986	1,198	7		3,575		2,217
Income from continuing operations	1,309	485	2,979	3,045	1,012	3,743	3,353	3,039	7,818		11,147		10,899
Income (loss) from discontinued operations, net of taxes	(85)	8	7	12	(14)		50	32	(58)		68		(16)
Net income before attribution of noncontrolling interests	1,224	493	2,986	3,057	998	3,743	3,403	3,071	7,760		11,215		10,883
Noncontrolling interests	28	25	40	126	42	(28)	62	72	219		148		281
Citigroup's net income	$ 1,196	$ 468	$ 2,946	$ 2,931	$ 956	$ 3,771	$ 3,341	$ 2,999	$ 7,541		$ 11,067		$ 10,602
Earnings per share Basic
Income from continuing operations (in dollars per share)	$ 0.42	$ 0.15	$ 0.98	$ 0.98	$ 0.32	$ 1.27	$ 1.11	$ 1.01	$ 2.53	[2]	$ 3.71	[2]	$ 3.64	[2]
Net income (in dollars per share)	$ 0.39	$ 0.15	$ 0.98	$ 0.98	$ 0.32	$ 1.27	$ 1.12	$ 1.02	$ 2.51	[2]	$ 3.73	[2]	$ 3.65	[2]
Earnings per share Diluted
Income from continuing operations (in dollars per share)	$ 0.41	$ 0.15	$ 0.95	$ 0.95	$ 0.32	$ 1.23	$ 1.08	$ 0.98	$ 2.46	[2],[3]	$ 3.60	[2],[3]	$ 3.53	[2],[3]
Net income (in dollars per share)	$ 0.38	$ 0.15	$ 0.95	$ 0.95	$ 0.31	$ 1.23	$ 1.09	$ 0.99	$ 2.44	[2],[3]	$ 3.63	[2],[3]	$ 3.54	[2],[3]
Common stock price per share
High (in dollars per share)	$ 40.17	$ 34.79	$ 36.87	$ 38.08	$ 34.17	$ 42.88	$ 45.90	$ 51.30	$ 40.17		$ 34.17
Low (in dollars per share)	$ 32.75	$ 25.24	$ 24.82	$ 28.17	$ 23.11	$ 23.96	$ 36.81	$ 43.90	$ 32.75		$ 23.11
Close (in dollars per share)	$ 39.56	$ 32.72	$ 27.41	$ 36.55	$ 26.31	$ 25.62	$ 41.64	$ 44.20	$ 39.56		$ 26.31
Dividends per share of common stock (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01

[1]	Citigroup recorded repositioning charges of $1,375 million for 2012, $706 million for 2011 and $507 million for 2010.
[2]	All per share amounts and Citigroup shares outstanding for all periods reflect Citigroup's 1-for-10 reverse stock split, which was effective May 6, 2011.
[3]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.